Supplement to the
Fidelity® Variable Insurance Products
Stock Selector All Cap Portfolio Initial Class, Service Class and Service Class 2
April 30, 2022
Prospectus

Katherine Shaw no longer serves as co-manager of the fund.

Effective August 1, 2022, the following information replaces similar information for Robert Stansky found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Robert Stansky (co-lead portfolio manager) has managed the fund since October 2021.

Effective August 1, 2022, the following information supplements information found in the ”Fund Summary” section under the ”Portfolio Manager(s)” heading.

Christopher Lee (co-lead portfolio manager) has managed the fund since August 2022.

It is expected that Mr. Stansky will retire effective on or about December 31, 2022. At that time, Mr. Lee will assume lead portfolio manager responsibilities.

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Nicola Stafford (co-manager) has managed the fund since July 2022.

Effective August 1, 2022, the following information replaces the biographical information for Robert Stansky found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Robert Stansky is co-lead portfolio manager of the fund, which he has managed since October 2021. He also manages other funds. Since joining Fidelity Investments in 1983, Mr. Stansky has worked as a research analyst and portfolio manager.

Effective August 1, 2022, the following information supplements the biographical information found in the “Fund Management” section under the "Portfolio Manager(s)" heading.

Christopher Lee is co-lead portfolio manager of the fund, which he has managed since August 2022. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a managing director of research, sector leader, research analyst, and portfolio manager.

It is expected that Mr. Stansky will retire effective on or about December 31, 2022. At that time, Mr. Lee will assume lead portfolio manager responsibilities.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Nicola Stafford is co-manager of the fund, which she has managed since July 2022. She also manages other funds. Since joining Fidelity Investments in 2001, Ms. Stafford has worked as a research analyst and portfolio manager.

VSASS2-22-03 1.9905430.102	July 20, 2022

Supplement to the
Fidelity® Variable Insurance Products
Stock Selector All Cap Portfolio Investor Class
April 30, 2022
Prospectus

Katherine Shaw no longer serves as co-manager of the fund.

Effective August 1, 2022, the following information replaces similar information for Robert Stansky found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Robert Stansky (co-lead portfolio manager) has managed the fund since October 2021.

Effective August 1, 2022, the following information supplements information found in the ”Fund Summary” section under the ”Portfolio Manager(s)” heading.

Christopher Lee (co-lead portfolio manager) has managed the fund since August 2022.

It is expected that Mr. Stansky will retire effective on or about December 31, 2022. At that time, Mr. Lee will assume lead portfolio manager responsibilities.

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Nicola Stafford (co-manager) has managed the fund since July 2022.

Effective August 1, 2022, the following information replaces the biographical information for Robert Stansky found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Robert Stansky is co-lead portfolio manager of the fund, which he has managed since October 2021. He also manages other funds. Since joining Fidelity Investments in 1983, Mr. Stansky has worked as a research analyst and portfolio manager.

Effective August 1, 2022, the following information supplements the biographical information found in the “Fund Management” section under the "Portfolio Manager(s)" heading.

Christopher Lee is co-lead portfolio manager of the fund, which he has managed since August 2022. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a managing director of research, sector leader, research analyst, and portfolio manager.

It is expected that Mr. Stansky will retire effective on or about December 31, 2022. At that time, Mr. Lee will assume lead portfolio manager responsibilities.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Nicola Stafford is co-manager of the fund, which she has managed since July 2022. She also manages other funds. Since joining Fidelity Investments in 2001, Ms. Stafford has worked as a research analyst and portfolio manager.

VSACI-22-03 1.9905431.102	July 20, 2022